GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 328,063	$ 261,450	$ 252,845
Long-lived assets	27,036	33,347
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	272,220	195,903	197,440
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	49,222	50,669	46,858
Long-lived assets	5,536	5,544
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,621	14,878	$ 8,547
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	11,343	15,816
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 10,157	$ 11,987